Filed Pursuant to Rule 497(e)
                                                     Registration Nos. 002-92665
                                                                       002-93068
                                                                       033-78264



                              EXCELSIOR FUNDS, INC.
                        EXCELSIOR TAX-EXEMPT FUNDS, INC.
                              EXCELSIOR FUNDS TRUST

                          Excelsior Fixed Income Funds

                               Managed Income Fund
                      Intermediate-Term Managed Income Fund
                      Short-Term Government Securities Fund
                                 High Yield Fund
                            Long-Term Tax-Exempt Fund
                        Intermediate-Term Tax-Exempt Fund
                      Short-Term Tax-Exempt Securities Fund
                   New York Intermediate-Term Tax-Exempt Fund
                        California Tax-Exempt Income Fund

                              EXCELSIOR FUNDS, INC.
                              EXCELSIOR FUNDS TRUST

                          Excelsior Institutional Funds

                                   Money Fund
                          Value and Restructuring Fund
                                   Equity Fund
                               Optimum Growth Fund
                               Mid Cap Value Fund
                            International Equity Fund
                             Total Return Bond Fund
                                   Income Fund
                                 High Yield Fund

                        Supplement dated November 1, 2004
                     to the Prospectuses dated July 29, 2004


         On page 32 of the Excelsior Fixed Income Funds' Prospectus, the first three paragraphs under the heading "Portfolio Managers" are revised to read as follows:

         "Alexander D. Powers and Frank A. Salem serve as the Managed Income Fund's portfolio co-managers. Mr. Powers is primarily responsible for the day-to-day management of the Fund's portfolio. He has been the Fund's portfolio manager or co-manager since August 1997. Mr. Powers, as Managing Director, has been with U.S. Trust since 1996. From 1988 to 1996, he was the head of Taxable Fixed-Income at Chase Asset Management. A description of Mr. Salem's business experience is provided below.

         Frank A. Salem and Alexander D. Powers serve as the Intermediate-Term Managed Income Fund's portfolio co-managers. Mr. Salem is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Salem, a Senior Vice President, has been the Fund's portfolio manager or co-manager since joining U.S. Trust in 1998. Prior to joining U.S. Trust, he was a Director and Portfolio Manager in the Fixed-Income Department of Mackay Shields in New York. A description of Mr. Powers's business experience is provided above.

         Alexander D. Powers and Frank A. Salem serve as the Short-Term Government Securities Fund's portfolio co-managers. Mr. Powers is primarily responsible for the day-to-day management of the Fund's portfolio. Mr. Powers's and Mr. Salem's business experiences are provided above."

         On page 31 of the Excelsior Institutional Funds' Prospectus, the third paragraph under the heading "Portfolio Managers" is revised to read as follows:

         "Alexander D. Powers and Frank A. Salem serve as portfolio co-managers for the Income and Total Return Bond Funds' portfolios. Mr. Powers is primarily responsible for the day-to-day management of the Funds. Mr. Powers, a Managing Director, has served as portfolio manager or co-manager of the Income and Total Return Bond Funds since joining U.S. Trust in 1996. From 1988 to 1996, he was the head of Taxable Fixed-Income at Chase Asset Management. Mr. Salem, a Senior Vice President, has been with U.S. Trust since 1998. Prior to joining U.S. Trust, he was a Director and Portfolio Manager in the Fixed-Income Department of Mackay Shields in New York."